Information by business segment	6 Months Ended
Jun. 30, 2018
Information by business segment
Information by business segment

8)  Information by business segment

	Exploration	Gas,	Refining	Marketing
1st half 2018	&	Renewables	&	&	Corporate	Intercompany	Total
(M$)	Production	& Power	Chemicals	Services
Non-Group sales	5,865	7,359	45,088	43,836	3	—	102,151
Intersegment sales	14,717	898	17,396	491	34	(33,536)	—
Excise taxes	—	—	(1,714)	(11,043)	—	—	(12,757)
Revenues from sales	20,582	8,257	60,770	33,284	37	(33,536)	89,394
Operating expenses	(8,979)	(8,096)	(58,248)	(31,919)	(399)	33,536	(74,105)
Depreciation, depletion and impairment of tangible assets and mineral interests	(4,834)	(534)	(617)	(346)	(20)	—	(6,351)
Operating income	6,769	(373)	1,905	1,019	(382)	—	8,938
Net income (loss) from equity affiliates and other items	1,210	162	417	193	9	—	1,991
Tax on net operating income	(3,322)	(34)	(383)	(297)	181	—	(3,855)
Net operating income	4,657	(245)	1,939	915	(192)	—	7,074
Net cost of net debt							(791)
Non-controlling interests							74
Net income - group share							6,357

	Exploration	Gas,	Refining	Marketing
1st half 2018 (adjustments)(a)	&	Renewables	&	&	Corporate	Intercompany	Total
(M$)	Production	& Power	Chemicals	Services
Non-Group sales	—	13	—	—	—	—	13
Intersegment sales	—	—	—	—	—	—	—
Excise taxes	—	—	—	—	—	—	—
Revenues from sales	—	13	—	—	—	—	13
Operating expenses	(150)	(101)	531	105	(9)	—	376
Depreciation, depletion and impairment of tangible assets and mineral interests	—	(446)	—	—	—	—	(446)
Operating income(b)	(150)	(534)	531	105	(9)	—	(57)
Net income (loss) from equity affiliates and other items	(167)	(15)	25	—	—	—	(157)
Tax on net operating income	104	(4)	(158)	(35)	—	—	(93)
Net operating income(b)	(213)	(553)	398	70	(9)	—	(307)
Net cost of net debt							(19)
Non-controlling interests							246
Net income - group share							(80)

(a) Adjustments include special items, inventory valuation effect and the effect of changes in fair value.
(b) Of which inventory valuation effect

- On operating income	—	—	531	105	—
- On net operating income	—	—	415	70	—

	Exploration	Gas,	Refining	Marketing
1st half 2018 (adjusted)	&	Renewables	&	&	Corporate	Intercompany	Total
(M$)	Production	& Power	Chemicals	Services
Non-Group sales	5,865	7,346	45,088	43,836	3	—	102,138
Intersegment sales	14,717	898	17,396	491	34	(33,536)	—
Excise taxes	—	—	(1,714)	(11,043)	—	—	(12,757)
Revenues from sales	20,582	8,244	60,770	33,284	37	(33,536)	89,381
Operating expenses	(8,829)	(7,995)	(58,779)	(32,024)	(390)	33,536	(74,481)
Depreciation, depletion and impairment of tangible assets and mineral interests	(4,834)	(88)	(617)	(346)	(20)	—	(5,905)
Adjusted operating income	6,919	161	1,374	914	(373)	—	8,995
Net income (loss) from equity affiliates and other items	1,377	177	392	193	9	—	2,148
Tax on net operating income	(3,426)	(30)	(225)	(262)	181	—	(3,762)
Adjusted net operating income	4,870	308	1,541	845	(183)	—	7,381
Net cost of net debt							(772)
Non-controlling interests							(172)
Adjusted net income - group share							6,437

	Exploration	Gas,	Refining	Marketing
1st half 2018	&	Renewables	&	&	Corporate	Intercompany	Total
(M$)	Production	& Power	Chemicals	Services
Total expenditures	8,851	328	736	538	58	—	10,511
Total divestments	2,751	483	349	273	3	—	3,859
Cash flow from operating activities (*)	8,197	(75)	(110)	781	(466)	—	8,327

(*) As of January 1st, 2018, for a better reflection of the operating performance of the segments, financial expenses were all transferred to the Corporate segment. 2017 comparative information have been restated.

	Exploration	Gas,	Refining	Marketing
1st half 2017	&	Renewables	&	&	Corporate	Intercompany	Total
(M$)	Production	& Power	Chemicals	Services
Non-Group sales	4,171	5,868	35,921	35,129	9	—	81,098
Intersegment sales	10,666	583	12,362	443	195	(24,249)	—
Excise taxes	—	—	(1,381)	(9,142)	—	—	(10,523)
Revenues from sales	14,837	6,451	46,902	26,430	204	(24,249)	70,575
Operating expenses	(7,234)	(6,326)	(44,796)	(25,394)	(552)	24,249	(60,053)
Depreciation, depletion and impairment of tangible assets and mineral interests	(6,412)	(112)	(532)	(302)	(19)	—	(7,377)
Operating income	1,191	13	1,574	734	(367)	—	3,145
Net income (loss) from equity affiliates and other items	677	(32)	2,601	288	16	—	3,550
Tax on net operating income	(951)	(61)	(498)	(231)	385	—	(1,356)
Net operating income	917	(80)	3,677	791	34	—	5,339
Net cost of net debt							(533)
Non-controlling interests							80
Net income - group share							4,886

	Exploration	Gas,	Refining	Marketing
1st half 2017 (adjustments)(a)	&	Renewables	&	&	Corporate	Intercompany	Total
(M$)	Production	& Power	Chemicals	Services
Non-Group sales	—	(27)	—	—	—	—	(27)
Intersegment sales	—	—	—	—	—	—	—
Excise taxes	—	—	—	—	—	—	—
Revenues from sales	—	(27)	—	—	—	—	(27)
Operating expenses	(117)	(114)	(354)	(95)	(64)	—	(744)
Depreciation, depletion and impairment of tangible assets and mineral interests	(1,869)	(25)	(50)	—	—	—	(1,944)
Operating income(b)	(1,986)	(166)	(404)	(95)	(64)	—	(2,715)
Net income (loss) from equity affiliates and other items	(214)	(79)	2,156	126	—	—	1,989
Tax on net operating income	376	9	41	26	22	—	474
Net operating income(b)	(1,824)	(236)	1,793	57	(42)	—	(252)
Net cost of net debt							(14)
Non-controlling interests							120
Net income - group share							(146)

(a)Adjustments include special items, inventory valuation effect and the effect of changes in fair value.
(b)Of which inventory valuation effect

- On operating income	—	—	(289)	(69)	—
- On net operating income	—	—	(212)	(50)	—

	Exploration	Gas,	Refining	Marketing
1st half 2017 (adjusted)	&	Renewables	&	&	Corporate	Intercompany	Total
(M$)	Production	& Power	Chemicals	Services
Non-Group sales	4,171	5,895	35,921	35,129	9	—	81,125
Intersegment sales	10,666	583	12,362	443	195	(24,249)	—
Excise taxes	—	—	(1,381)	(9,142)	—	—	(10,523)
Revenues from sales	14,837	6,478	46,902	26,430	204	(24,249)	70,602
Operating expenses	(7,117)	(6,212)	(44,442)	(25,299)	(488)	24,249	(59,309)
Depreciation, depletion and impairment of tangible assets and mineral interests	(4,543)	(87)	(482)	(302)	(19)	—	(5,433)
Adjusted operating income	3,177	179	1,978	829	(303)	—	5,860
Net income (loss) from equity affiliates and other items	891	47	445	162	16	—	1,561
Tax on net operating income	(1,327)	(70)	(539)	(257)	363	—	(1,830)
Adjusted net operating income	2,741	156	1,884	734	76	—	5,591
Net cost of net debt							(519)
Non-controlling interests							(40)
Adjusted net income - group share							5,032

	Exploration	Gas,	Refining	Marketing
1st half 2017	&	Renewables	&	&	Corporate	Intercompany	Total
(M$)	Production	& Power	Chemicals	Services
Total expenditures	6,084	392	667	697	43	—	7,883
Total divestments	245	27	2,760	218	8	—	3,258
Cash flow from operating activities (*)	5,637	40	3,729	582	(647)	—	9,341

(*) As of January 1st, 2018, for a better reflection of the operating performance of the segments, financial expenses were all transferred to the Corporate segment. 2017 comparative information have been restated.

	Exploration	Gas,	Refining	Marketing
2nd quarter 2018	&	Renewables	&	&	Corporate	Intercompany	Total
(M$)	Production	& Power	Chemicals	Services
Non-Group sales	3,398	3,268	23,349	22,528	(3)	—	52,540
Intersegment sales	7,793	430	9,440	293	(63)	(17,893)	—
Excise taxes	—	—	(867)	(5,571)	—	—	(6,438)
Revenues from sales	11,191	3,698	31,922	17,250	(66)	(17,893)	46,102
Operating expenses	(4,934)	(3,570)	(30,369)	(16,416)	(122)	17,893	(37,518)
Depreciation, depletion and impairment of tangible assets and mineral interests	(2,484)	(464)	(304)	(172)	(11)	—	(3,435)
Operating income	3,773	(336)	1,249	662	(199)	—	5,149
Net income (loss) from equity affiliates and other items	569	128	289	107	11	—	1,104
Tax on net operating income	(1,772)	(19)	(279)	(194)	85	—	(2,179)
Net operating income	2,570	(227)	1,259	575	(103)	—	4,074
Net cost of net debt							(440)
Non-controlling interests							87
Net income - group share							3,721

	Exploration	Gas,	Refining	Marketing
2nd quarter 2018 (adjustments)(a)	&	Renewables	&	&	Corporate	Intercompany	Total
(M$)	Production	& Power	Chemicals	Services
Non-Group sales	—	24	—	—	—	—	24
Intersegment sales	—	—	—	—	—	—	—
Excise taxes	—	—	—	—	—	—	—
Revenues from sales	—	24	—	—	—	—	24
Operating expenses	(97)	(9)	569	134	—	—	597
Depreciation, depletion and impairment of tangible assets and mineral interests	—	(424)	—	—	—	—	(424)
Operating income(b)	(97)	(409)	569	134	—	—	197
Net income (loss) from equity affiliates and other items	(66)	(4)	46	1	—	—	(23)
Tax on net operating income	46	(7)	(177)	(38)	—	—	(176)
Net operating income(b)	(117)	(420)	438	97	—	—	(2)
Net cost of net debt							(9)
Non-controlling interests							179
Net income - group share							168

(a)Adjustments include special items, inventory valuation effect and the effect of changes in fair value.
(b)Of which inventory valuation effect

- On operating income	—	—	569	134	—
- On net operating income	—	—	438	97	—

	Exploration	Gas,	Refining	Marketing
2nd quarter 2018 (adjusted)	&	Renewables	&	&	Corporate	Intercompany	Total
(M$)	Production	& Power	Chemicals	Services
Non-Group sales	3,398	3,244	23,349	22,528	(3)	—	52,516
Intersegment sales	7,793	430	9,440	293	(63)	(17,893)	—
Excise taxes	—	—	(867)	(5,571)	—	—	(6,438)
Revenues from sales	11,191	3,674	31,922	17,250	(66)	(17,893)	46,078
Operating expenses	(4,837)	(3,561)	(30,938)	(16,550)	(122)	17,893	(38,115)
Depreciation, depletion and impairment of tangible assets and mineral interests	(2,484)	(40)	(304)	(172)	(11)	—	(3,011)
Adjusted operating income	3,870	73	680	528	(199)	—	4,952
Net income (loss) from equity affiliates and other items	635	132	243	106	11	—	1,127
Tax on net operating income	(1,818)	(12)	(102)	(156)	85	—	(2,003)
Adjusted net operating income	2,687	193	821	478	(103)	—	4,076
Net cost of net debt							(431)
Non-controlling interests							(92)
Adjusted net income - group share							3,553

	Exploration	Gas,	Refining	Marketing
2nd quarter 2018	&	Renewables	&	&	Corporate	Intercompany	Total
(M$)	Production	& Power	Chemicals	Services
Total expenditures	2,980	79	404	310	14	—	3,787
Total divestments	500	405	324	45	—	—	1,274
Cash flow from operating activities (*)	4,628	104	999	841	(326)	—	6,246

(*) As of January 1st, 2018, for a better reflection of the operating performance of the segments, financial expenses were all transferred to the Corporate segment. 2017 comparative information have been restated.

	Exploration	Gas,	Refining	Marketing
2nd quarter 2017	&	Renewables	&	&	Corporate	Intercompany	Total
(M$)	Production	& Power	Chemicals	Services
Non-Group sales	2,068	2,671	17,347	17,831	(2)	—	39,915
Intersegment sales	5,118	274	6,016	169	90	(11,667)	—
Excise taxes	—	—	(680)	(4,753)	—	—	(5,433)
Revenues from sales	7,186	2,945	22,683	13,247	88	(11,667)	34,482
Operating expenses	(3,547)	(2,857)	(21,918)	(12,729)	(319)	11,667	(29,703)
Depreciation, depletion and impairment of tangible assets and mineral interests	(2,344)	(40)	(245)	(158)	(11)	—	(2,798)
Operating income	1,295	48	520	360	(242)	—	1,981
Net income (loss) from equity affiliates and other items	487	13	148	258	(6)	—	900
Tax on net operating income	(512)	(24)	(142)	(123)	214	—	(587)
Net operating income	1,270	37	526	495	(34)	—	2,294
Net cost of net debt							(267)
Non-controlling interests							10
Net income - group share							2,037

	Exploration	Gas,	Refining	Marketing
2nd quarter 2017 (adjustments)(a)	&	Renewables	&	&	Corporate	Intercompany	Total
(M$)	Production	& Power	Chemicals	Services
Non-Group sales	—	(27)	—	—	—	—	(27)
Intersegment sales	—	—	—	—	—	—	—
Excise taxes	—	—	—	—	—	—	—
Revenues from sales	—	(27)	—	—	—	—	(27)
Operating expenses	(117)	(25)	(411)	(80)	(64)	—	(697)
Depreciation, depletion and impairment of tangible assets and mineral interests	(15)	1	—	—	—	—	(14)
Operating income(b)	(132)	(51)	(411)	(80)	(64)	—	(738)
Net income (loss) from equity affiliates and other items	(4)	(16)	(53)	121	—	—	48
Tax on net operating income	47	9	129	21	22	—	228
Net operating income(b)	(89)	(58)	(335)	62	(42)	—	(462)
Net cost of net debt							(7)
Non-controlling interests							32
Net income - group share							(437)

(a)Adjustments include special items, inventory valuation effect and the effect of changes in fair value.
(b)Of which inventory valuation effect

- On operating income	—	—	(372)	(54)	—
- On net operating income	—	—	(270)	(45)	—

	Exploration	Gas,	Refining	Marketing
2nd quarter 2017 (adjusted)	&	Renewables	&	&	Corporate	Intercompany	Total
(M$)	Production	& Power	Chemicals	Services
Non-Group sales	2,068	2,698	17,347	17,831	(2)	—	39,942
Intersegment sales	5,118	274	6,016	169	90	(11,667)	—
Excise taxes	—	—	(680)	(4,753)	—	—	(5,433)
Revenues from sales	7,186	2,972	22,683	13,247	88	(11,667)	34,509
Operating expenses	(3,430)	(2,832)	(21,507)	(12,649)	(255)	11,667	(29,006)
Depreciation, depletion and impairment of tangible assets and mineral interests	(2,329)	(41)	(245)	(158)	(11)	—	(2,784)
Adjusted operating income	1,427	99	931	440	(178)	—	2,719
Net income (loss) from equity affiliates and other items	491	29	201	137	(6)	—	852
Tax on net operating income	(559)	(33)	(271)	(144)	192	—	(815)
Adjusted net operating income	1,359	95	861	433	8	—	2,756
Net cost of net debt							(260)
Non-controlling interests							(22)
Adjusted net income - group share							2,474

	Exploration	Gas,	Refining	Marketing
2nd quarter 2017	&	Renewables	&	&	Corporate	Intercompany	Total
(M$)	Production	& Power	Chemicals	Services
Total expenditures	3,448	77	401	258	21	—	4,205
Total divestments	132	23	20	182	3	—	360
Cash flow from operating activities (*)	2,836	(100)	1,967	251	(314)	—	4,640

(*) As of January 1st, 2018, for a better reflection of the operating performance of the segments, financial expenses were all transferred to the Corporate segment. 2017 comparative information have been restated.